[RiverNorth Funds Letterhead]

October 23, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: RiverNorth	Funds, File Nos. 333-136185; 811-21934
Rule	497(j) Certifications

Ladies & Gentlemen:

The undersigned officer of RiverNorth Funds (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.	The form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 18 to Form N-1A file by the Trust on October 5, 2012.
2.	The text of Post-Effective Amendment No. 18 that was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 5, 2012.

RiverNorth Funds

By:         /s/ Patrick W. Galley

Patrick W. Galley

President